Summary of warrant activity (Details) (USD $)	Warrants	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate Intrinsic value
Outstanding at Dec. 31, 2012	200,000	1.20
Granted	0	0
Exercised	0	0
Forfeited or cancelled	0	0
Expired	0	0
Outstanding. at Mar. 31, 2013	200,000	1.20	1.33	59,467